UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21561

              OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924

               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.

                             OppenheimerFunds, Inc.

            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: AUGUST 31
                                                ---------

                   Date of reporting period: NOVEMBER 30, 2004
                                             -----------------

ITEM 1. SCHEDULE OF INVESTMENTS.

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Oppenheimer Principal Protected Main Street Fund III

STATEMENT OF INVESTMENTS  November 30, 2004 / Unaudited
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                                                                           Principal
                                                                              Amount              Value
-----------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES--91.3%
Federal Home Loan Bank,
1.85%, 12/1/04 (Cost $58,000,000)                                        $58,000,000   $     58,000,000
-----------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.1%
Undivided interest of 0.01% in joint
repurchase agreement (Principal Amount/Value
$563,463,000, with a maturity value of
$563,494,147) with UBS Warburg LLC, 1.99%,
dated 11/30/04, to be repurchased at $78,004
on 12/1/04, collateralized by Federal
National Mortgage Assn., 5%, 3/1/34, with a
value of $575,723,750
(Cost $78,000)                                                                78,000             78,000
-----------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $58,078,000)                                   91.4%       58,078,000
-----------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                   8.6         5,431,820
                                                                     -------------------------------------
Net Assets                                                                      100.0% $     63,509,820
                                                                     =====================================

FEDERAL TAX. The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of November 30, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                 $ 58,078,000
                                               ============

Gross unrealized appreciation                  $         --
Gross unrealized depreciation                            --
                                               ------------
Net unrealized appreciation
(depreciation)                                 $         --
                                               ============

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of November 30, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)    Exhibits attached hereto. (Attach certifications as exhibits)